Spinoff Transaction - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 CAD ($)
Reorganizations [Abstract]
Former parent bill	$ 10	$ 5
Indemnity percentage, due to spinoff transaction				86.00%	86.00%
Maximum liability for existing variable toll disputes				$ 22	$ 30
Maximum indemnity liability	22		$ 22
Payments relating to indemnified liabilities	13
Maximum liability of future indemnification payments	$ 9